Fair Values of Assets and Liabilities - Valuation Assumption Ranges for MSRs (Detail) - Mortgage Servicing Rights [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	14.40%	12.40%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	9.00%
Option adjusted spread	6.00%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	21.00%
Option adjusted spread	11.00%
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	14.00%
Option adjusted spread	7.00%